THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 2002.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      September 30, 2001
                                                   ------------------

Check here if Amendment  [X]         Amendment Number :     1
                                                         -------

   This Amendment (Check only one): [ ]  is a restatement
                                    [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          ---------------------------
Address:  1 Lafayette Place
          ---------------------------
          Greenwich, CT 06830
          ---------------------------

Form 13F File Number:      28- 2610
                         ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Crowley
          ---------------------------------
Title:    President of General Partner
          ---------------------------------
Phone:    (203) 861-4600
          ---------------------------------

Signature, Place, and Date of Signing:

    /s/ William C. Crowley             Greenwich, CT         November 14, 2002
--------------------------------    ------------------    ----------------------
          (Signature)                  (City, State)              (Date)

Report Type (Check only one):


 [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

 [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     16
Form 13F Information Table Value Total:               $531,882
                                                (in thousands)


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AT&T Canada      DEPS RCPT CL B   00207Q-20-2    6,589     227,140     SH           DEFINED                   227,140
AT&T Canada      DEPS RCPT CL B   00207Q-20-2   35,475   1,222,860     SH            SOLE                   1,222,860
Dow Jones
  & Co. Inc.     Common           260561-10-5   13,271     292,120     SH           DEFINED                   292,120
Dow Jones
  & Co. Inc.     Common           260561-10-5   66,113   1,455,280     SH            SOLE                   1,455,280
Jones Apparel
  Group Inc.     Common           480074-10-3    3,472     136,202     SH           DEFINED                   136,202
Jones Apparel
  Group Inc.     Common           480074-10-3   17,096     670,698     SH            SOLE                     670,698
Liz Claiborne
  Inc.           Common           539320-10-1   21,084     559,256     SH           DEFINED                   559,256
Liz Claiborne
  Inc.           Common           539320-10-1  109,539   2,905,549     SH            SOLE                   2,905,549
Timberland
  Company        CL A             887100-10-5    6,152     227,011     SH           DEFINED                   227,011
Timberland
  Company        CL A             887100-10-5   33,081   1,220,689     SH            SOLE                   1,220,689
WestPoint
  Stevens Inc.   Common           961238-10-2        6       3,177     SH           DEFINED                     3,177
WestPoint
  Stevens Inc.   Common           961238-10-2       31      17,523     SH            SOLE                      17,523
Honeywell
  International
  Inc.           Common           438516-10-6    6,900     261,345     SH           DEFINED                   261,345
Honeywell
  International
  Inc.           Common           438516-10-6   37,162   1,407,655     SH            SOLE                   1,407,655
Willamette
  Industries,
  Inc.           Common           969133-10-7   26,552     590,170     SH           DEFINED                   590,170
Willamette
  Industries,
  Inc.           Common           969133-10-7  149,359   3,319,830     SH            SOLE                   3,319,830

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM
13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.
